Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Floating Rate High Income Portfolio
September 30, 2025
VIPFHI-NPRT3-1125
1.9859334.111
Alternative Funds - 0.6%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $2,795,021)	281,781	2,669,482

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (d)(e)(f)	250,000	251,634
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5755% 7/20/2037 (d)(e)(f)	250,000	251,464
TOTAL BAILIWICK OF JERSEY		503,098
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (d)(e)(f)	125,000	125,625
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (d)(e)(f)	150,000	150,638
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8176% 7/15/2037 (d)(e)(f)	250,000	250,621
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (d)(e)(f)	100,000	100,000
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (d)(e)(f)	100,000	100,793
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	200,000	201,876
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.7035% 2/20/2038 (d)(e)(f)	175,000	173,882
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (d)(e)(f)	100,000	100,922
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6343% 8/8/2032 (d)(e)(f)	250,000	247,855
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (d)(e)(f)	125,000	126,662
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,578,874
TOTAL ASSET-BACKED SECURITIES (Cost $2,075,000)		2,081,972

Bank Loan Obligations - 89.8%
	Principal Amount (a)	Value ($)
CANADA - 1.3%
Consumer Discretionary - 0.7%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9134% 12/13/2029 (d)(e)(g)	184,098	184,156
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9134% 1/22/2031 (d)(e)(g)	87,003	87,058
		271,214
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 9/20/2030 (d)(e)(g)	1,350,553	1,344,921
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 9/22/2032 (d)(e)(g)	851,681	852,567
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2401% 8/1/2030 (d)(e)(g)	416,849	406,103
		2,603,591
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/8/2031 (d)(e)(g)	539,876	395,626
Financials - 0.2%
Insurance - 0.2%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0579% 3/15/2030 (d)(e)(g)	844,476	839,991
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/12/2028 (d)(e)(g)	940,602	944,326
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1655% 3/21/2031 (d)(e)(g)	295,500	295,131
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0199% 5/29/2028 (d)(e)(g)	639,190	481,630
TOTAL CANADA		5,831,509
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 2/4/2028 (d)(e)(g)	160,577	159,935
FRANCE - 1.1%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (d)(e)(g)	4,898,433	4,726,988
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1971% 4/30/2030 (d)(e)(g)	708,751	710,296
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7878% 10/18/2029 (d)(e)(g)	465,886	465,886
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9489% 1/9/2032 (d)(e)(g)	641,854	642,772
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% 11/24/2026 (d)(e)(g)(h)	438,921	23,408
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (d)(e)(g)(i)	2,446	2,372
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3839% 4/9/2026 (d)(e)(g)(i)(j)	7,788	7,555
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (d)(e)(g)(i)	11,290	10,951

TOTAL INDIA		44,286
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 6/4/2032 (d)(e)(g)	254,363	253,869
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 9/29/2032 (d)(e)(g)(k)	750,000	735,000
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 1/3/2029 (d)(e)(g)(h)	330,781	7,856
		742,856
Materials - 0.1%
Containers & Packaging - 0.1%
Klockner Pentaplast of America Inc Tranche 1ST LIEN AE TL, term loan 14.1568% 10/27/2025 (d)(g)(i)	79,575	79,575
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.0185% 2/12/2026 (d)(e)(g)	792,227	380,768
		460,343
TOTAL LUXEMBOURG		1,203,199
NETHERLANDS - 0.7%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.31% 1/3/2028 (d)(e)(g)	621,007	596,788
Industrials - 0.3%
Building Products - 0.3%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 1/17/2032 (d)(e)(g)	1,146,016	1,146,016
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 9/22/2032 (d)(e)(g)(k)	185,000	184,614
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5% 4/3/2028 (d)(e)(g)	586,805	587,174
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4239% 4/3/2028 (d)(e)(g)	211,258	211,127
		798,301
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (d)(e)(g)	623,032	323,977
TOTAL NETHERLANDS		3,049,696
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5676% 1/31/2032 (d)(e)(g)	1,085,000	1,073,401
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.76% 11/16/2028 (d)(e)(g)	903,899	904,703
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.76% 11/16/2028 (d)(e)(g)	262,962	263,356

TOTAL SWEDEN		1,168,059
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6634% 11/15/2030 (d)(e)(g)	1,162,300	1,084,054
UNITED KINGDOM - 2.8%
Communication Services - 0.8%
Entertainment - 0.8%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7802% 12/2/2031 (d)(e)(g)	3,384,468	3,374,754
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7779% 7/21/2030 (d)(e)(g)	1,970,447	1,968,812
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.4104% 7/31/2032 (d)(e)(g)	192,000	191,623
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.41% 10/31/2029 (d)(e)(g)	937,910	936,794
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 11/30/2030 (d)(e)(g)	1,587,722	1,580,975
		4,678,204
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.705% 8/30/2032 (d)(e)(g)	420,000	420,874
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (d)(e)(g)	2,098,798	2,108,536
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3079% 1/21/2030 (d)(e)(g)	313,427	313,583
Industrials - 0.3%
Commercial Services & Supplies - 0.2%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1354% 10/21/2030 (d)(e)(g)	807,700	805,180
Construction & Engineering - 0.1%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3858% 3/15/2032 (d)(e)(g)	354,113	353,302
TOTAL INDUSTRIALS		1,158,482

TOTAL UNITED KINGDOM		12,054,433
UNITED STATES - 82.4%
Communication Services - 5.6%
Diversified Telecommunication Services - 2.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6472% 3/25/2026 (d)(e)(g)	522,787	363,337
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% 3/25/2026 (d)(e)(g)(h)	850,775	10,634
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.2649% 3/25/2026 (d)(e)(g)(i)	36,030	37,742
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.5794% 3/25/2026 (d)(e)(g)	348,935	364,637
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.7631% 3/25/2026 (d)(e)(g)	14,173	14,173
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/29/2032 (d)(e)(g)(k)	1,680,000	1,680,000
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4155% 3/29/2032 (d)(e)(g)	85,000	85,000
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.1634% 6/1/2028 (d)(e)(g)	1,163,015	1,181,193
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.6279% 4/16/2029 (d)(e)(g)	1,114,977	1,106,771
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.6279% 4/15/2030 (d)(e)(g)	1,965,533	1,951,066
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 9/27/2032 (d)(e)(g)(k)	900,000	891,000
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/9/2030 (d)(e)(g)(k)	530,880	522,587
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.175%, 0% 3/9/2027 (d)(e)(g)(k)	417,786	417,038
		8,625,178
Entertainment - 0.7%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.6515% 2/10/2027 (d)(e)(g)	944,839	666,112
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7779% 9/1/2027 (d)(e)(g)	1,003,290	975,489
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7779% 9/1/2027 (d)(e)(g)	850,000	825,562
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 8/30/2030 (d)(e)(g)	276,784	276,300
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5279% 8/7/2028 (d)(e)(g)	438,061	438,884
		3,182,347
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 7/8/2031 (d)(e)(g)	381,473	372,252
Media - 2.3%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.6033% 8/21/2031 (d)(e)(g)	139,648	138,600
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7974% 10/28/2027 (d)(e)(g)	637,542	567,514
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2906% 12/7/2030 (d)(e)(g)	221,063	220,740
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5406% 12/15/2031 (d)(e)(g)	1,945,054	1,944,081
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (d)(e)(g)	2,404,224	2,294,375
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7802% 6/16/2032 (d)(e)(g)	675,000	672,752
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3947% 12/1/2028 (d)(e)(g)	221,300	221,139
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 6/28/2032 (d)(e)(g)	817,950	816,633
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.3634% 12/31/2030 (d)(e)(g)	265,917	239,161
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1946% 2/19/2030 (d)(e)(g)	232,044	202,749
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7779% 1/31/2029 (d)(e)(g)	1,815,775	1,807,259
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.373% 3/31/2031 (d)(e)(g)	1,003,534	988,581
		10,113,584
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 1/30/2031 (d)(e)(g)	1,587,554	1,595,889
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.92% 1/25/2031 (d)(e)(g)	441,046	442,347
		2,038,236
TOTAL COMMUNICATION SERVICES		24,331,597

Consumer Discretionary - 16.1%
Automobile Components - 1.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/20/2032 (d)(e)(g)(k)	435,000	432,281
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 3/3/2028 (d)(e)(g)	879,171	790,155
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 5/6/2030 (d)(e)(g)	594,011	593,453
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 1/28/2032 (d)(e)(g)	1,670,000	1,669,483
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 3/25/2032 (d)(e)(g)(k)	468,825	469,411
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1515% 12/22/2028 (d)(e)(g)	566,136	528,279
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1579% 1/26/2029 (d)(e)(g)	537,198	433,788
		4,916,850
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7779% 6/3/2028 (d)(e)(g)	958,268	935,606
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 4/18/2030 (d)(e)(g)	535,018	535,018
		1,470,624
Broadline Retail - 2.7%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5579% 11/8/2032 (d)(e)(g)	835,110	834,383
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/23/2032 (d)(e)(g)	10,782,493	10,769,015
		11,603,398
Distributors - 0.6%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 12/11/2030 (d)(e)(g)	733,544	732,055
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1634% 5/24/2032 (d)(e)(g)	875,000	847,875
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9155% 8/1/2030 (d)(e)(g)	827,778	827,778
		2,407,708
Diversified Consumer Services - 1.2%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2802% 7/31/2028 (d)(e)(g)	2,342,213	2,346,406
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 6/12/2030 (d)(e)(g)	282,188	281,894
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (d)(e)(g)	3,299,539	2,751,585
		5,379,885
Hotels, Restaurants & Leisure - 6.4%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5731% 2/7/2029 (d)(e)(g)	874,559	870,457
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 11/24/2028 (d)(e)(g)	478,414	478,715
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 2/6/2030 (d)(e)(g)	1,818,421	1,812,257
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 2/6/2031 (d)(e)(g)	2,245,800	2,238,321
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (d)(e)(g)	1,645,436	1,515,348
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (d)(e)(g)	494,620	460,951
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/2/2029 (d)(e)(g)	810,312	808,667
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/29/2029 (d)(e)(g)	5,444,396	5,434,815
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.6634% 2/12/2029 (d)(e)(g)	310,275	311,516
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 1/28/2032 (d)(e)(g)	959,332	960,234
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 5/26/2030 (d)(e)(g)	828,056	827,542
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 12/4/2031 (d)(e)(g)	500,745	501,256
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 5/27/2032 (d)(e)(g)	314,213	315,064
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 1/17/2031 (d)(e)(g)	651,725	650,708
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 8/2/2028 (d)(e)(g)	1,106,179	1,104,387
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9079% 11/8/2030 (d)(e)(g)	435,000	435,278
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 10/31/2031 (d)(e)(g)	897,429	878,358
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 4/26/2030 (d)(e)(g)	956,600	945,839
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.25% 11/5/2031 (d)(e)(g)	786,050	784,737
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 4/1/2031 (d)(e)(g)	424,768	424,505
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 7/18/2031 (d)(e)(g)	267,515	266,824
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 9/18/2031 (d)(e)(g)	133,650	134,040
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.508% 7/19/2032 (d)(e)(g)	360,000	360,000
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1634% 7/2/2032 (d)(e)(g)	311,386	305,781
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 7/2/2032 (d)(e)(g)(j)	58,614	57,559
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 3/14/2031 (d)(e)(g)	1,315,522	1,315,049
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (d)(e)(g)	1,524,068	1,461,841
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2027 (d)(e)(g)	110,000	88,137
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (d)(e)(g)	248,979	240,265
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 8/3/2028 (d)(e)(g)	1,140,060	1,140,642
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5579% 9/3/2029 (d)(e)(g)	454,514	349,598
		27,478,691
Household Durables - 0.9%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 9/26/2031 (d)(e)(g)	161,198	161,300
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.37% 10/24/2031 (d)(e)(g)	1,141,190	1,146,896
Tecta America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 2/18/2032 (d)(e)(g)	344,138	345,142
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5279% 10/30/2027 (d)(e)(g)	1,262,702	1,248,497
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 9/17/2032 (d)(e)(g)(k)	810,000	800,888
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5134% 10/30/2027 (d)(e)(g)	412,861	411,725
		4,114,448
Leisure Products - 0.1%
Lids Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7358% 12/14/2026 (d)(e)(g)(i)	30,386	30,082
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 3/15/2030 (d)(e)(g)	377,236	372,468
		402,550
Specialty Retail - 2.6%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1447% 11/5/2027 (d)(e)(g)	156,820	156,820
At Home Group Inc Tranche A, term loan 10.8198% 10/17/2025 (d)(g)(i)(j)	26,801	26,667
At Home Group Inc Tranche A, term loan 12.3146% 10/17/2025 (d)(g)(i)	11,973	11,913
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 7/24/2028 (d)(e)(g)(h)	349,159	1,092
At Home Group Inc Tranche B, term loan CME Term SOFR 1 month Index + 4%, 8.2444% 10/17/2025 (d)(e)(g)(i)	72,482	72,119
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7419% 10/16/2031 (d)(e)(g)	1,211,678	1,216,986
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6354% 6/9/2031 (d)(e)(g)	569,250	567,827
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/4/2031 (d)(e)(g)	619,196	615,586
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9858% 6/6/2031 (d)(e)(g)	464,107	452,133
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1358% 6/6/2031 (d)(e)(g)	615,000	612,036
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5131% 4/15/2028 (d)(e)(g)	522,002	491,987
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% 4/28/2028 (d)(e)(g)(h)(i)	29,831	7,158
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 9/25/2031 (d)(e)(g)(k)	445,000	444,889
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 9/27/2032 (d)(e)(g)(k)	325,000	325,000
Restoration Hardware Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7779% 10/20/2028 (d)(e)(g)	675,451	656,593
Restoration Hardware Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5134% 10/20/2028 (d)(e)(g)	664,077	649,135
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 2/8/2028 (d)(e)(g)	1,065,570	1,002,819
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (d)(e)(g)	1,865,062	1,764,554
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5279% 4/16/2028 (d)(e)(g)	603,188	593,278
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 1/30/2031 (d)(e)(g)	449,909	448,137
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4155% 10/31/2029 (d)(e)(g)	1,283,766	1,283,496
		11,400,225
Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 2/19/2029 (d)(e)(g)	139,542	139,911
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0257% 8/26/2031 (d)(e)(g)	812,963	812,556
		952,467
TOTAL CONSUMER DISCRETIONARY		70,126,846

Consumer Staples - 2.5%
Beverages - 0.7%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2906% 4/1/2032 (d)(e)(g)	583,538	584,086
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.3515% 1/24/2029 (d)(e)(g)	735,162	552,687
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3956% 1/24/2030 (d)(e)(g)	96,714	39,331
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 1/24/2029 (d)(e)(g)	529,573	532,221
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/31/2028 (d)(e)(g)	1,401,122	1,400,366
		3,108,691
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0358% 2/5/2029 (d)(e)(g)	217,778	218,775
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (d)(e)(g)(k)	620,000	604,500
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.8515% 8/1/2029 (d)(e)(g)	1,108,500	938,223
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.1971% 9/30/2031 (d)(e)(g)	276,472	274,227
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% 11/20/2027 (d)(e)(g)(h)	336,241	10,087
JP Intermediate B LLC CME Term SOFR 1 month Index + 7.5%, 11.8178% 11/19/2027 secured (d)(e)(g)(i)	6,790	7,129
JP Intermediate B LLC Tranche NEW $ 1ST L TL, term loan 3 month U.S. LIBOR + 7%, 0% 6/30/2030 (d)(e)(g)(i)(k)	35,161	31,006
JP Intermediate B LLC Tranche RCF 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3176% 8/12/2027 (d)(e)(g)(i)	79,154	7,406
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5358% 4/1/2029 (d)(e)(g)	652,654	635,248
		2,726,601
Food Products - 1.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 12/23/2030 (d)(e)(g)	485,475	486,839
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 10/25/2027 (d)(e)(g)	833,268	835,176
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 8/2/2028 (d)(e)(g)(h)	1,044,620	41,785
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (d)(e)(g)(h)	166,821	79,240
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (d)(e)(g)(h)	154,665	73,466
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.7739% 3/30/2026 (d)(e)(g)	608,399	580,005
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.7594% 3/30/2026 (d)(e)(g)	793,389	634,712
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 2/12/2031 (d)(e)(g)	866,016	863,764
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (d)(e)(g)	860,000	858,925
Wellness Pet LLC Tranche A 1LN, term loan CME Term SOFR 3 month Index + 3.95%, 7.9515% 12/31/2029 (d)(e)(g)	141,394	111,937
Wellness Pet LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/31/2029 (d)(e)(g)	106,286	45,703
		4,611,552
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0279% 5/17/2028 (d)(e)(g)	447,093	278,875
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7989% 2/23/2029 (d)(e)(g)	175,446	170,446
		449,321
TOTAL CONSUMER STAPLES		10,896,165

Energy - 2.8%
Energy Equipment & Services - 0.4%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.03% 6/27/2029 (d)(e)(g)	1,762,200	1,762,641
Oil, Gas & Consumable Fuels - 2.4%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.9422% 7/9/2031 (d)(e)(g)	623,700	621,985
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7779% 3/31/2028 (d)(e)(g)	411,725	409,666
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 12/31/2030 (d)(e)(g)	1,780,712	1,780,445
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (d)(e)(g)	286,231	286,231
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7634% 11/19/2029 (d)(e)(g)	641,972	640,097
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 4/1/2030 (d)(e)(g)	442,870	443,423
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 5/30/2031 (d)(e)(g)	378,270	379,057
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1502% 2/11/2030 (d)(e)(g)	482,575	482,575
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (d)(e)(g)	3,317,602	1,595,468
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0286% 2/28/2030 (d)(e)(g)	1,493,318	1,489,585
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 8/1/2029 (d)(e)(g)	256,118	257,291
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.3875% 5/25/2029 (d)(e)(g)	176,216	176,216
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.3884% 5/25/2029 (d)(e)(g)	1,408,784	1,408,784
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1739% 5/10/2029 (d)(e)(g)	341,673	341,858
		10,312,681
TOTAL ENERGY		12,075,322

Financials - 11.2%
Capital Markets - 2.0%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 6/13/2031 (d)(e)(g)	1,038,154	1,038,974
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/31/2031 (d)(e)(g)	1,761,710	1,764,581
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 5/17/2031 (d)(e)(g)	718,848	717,950
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 9/15/2031 (d)(e)(g)	1,027,824	1,027,927
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 9/5/2031 (d)(e)(g)	1,122,985	1,122,895
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (d)(e)(g)	1,055,647	1,053,673
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1989% 12/15/2031 (d)(e)(g)	921,746	914,068
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/26/2031 (d)(e)(g)	567,150	566,911
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 12/1/2028 (d)(e)(g)	402,259	403,666
		8,610,645
Financial Services - 3.5%
ACNR Holdings Inc term loan 13% (d)(g)(i)(l)	85,325	84,796
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 1/31/2031 (d)(e)(g)	2,118,355	2,119,245
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (d)(e)(g)	700,000	666,750
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 9/30/2031 (d)(e)(g)	1,315,063	1,315,575
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0695% 8/3/2029 (d)(g)	62,957	38,404
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5695% 8/3/2029 (d)(e)(g)	382,990	19,149
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0695% 8/3/2029 (d)(g)	119,475	72,880
Fusion Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1015% 6/6/2030 (d)(e)(g)	357,913	365,071
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (d)(e)(g)(h)(i)	36,736	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3854% 9/22/2032 (d)(e)(g)	675,000	655,175
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0257% 4/16/2029 (d)(e)(g)	378,079	378,159
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 11/17/2031 (d)(e)(g)	1,383,059	1,382,381
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 7/31/2031 (d)(e)(g)	1,621,884	1,617,246
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1634% 7/31/2031 (d)(e)(g)	280,000	279,826
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9134% 2/16/2032 (d)(e)(g)	360,000	359,190
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (d)(e)(g)(k)	395,000	396,975
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 7/30/2032 (d)(e)(g)	402,278	402,656
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0687% 2/20/2030 (d)(e)(g)	583,296	584,965
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0483% 7/6/2032 (d)(e)(g)	130,000	130,920
TKO Worldwide Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0233% 11/21/2031 (d)(e)(g)	586,505	587,144
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 6/24/2031 (d)(e)(g)	567,375	566,825
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 6/24/2031 (d)(e)(g)	465,497	465,022
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (d)(e)(g)	2,982,525	2,982,049
		15,470,403
Insurance - 5.7%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 6/21/2032 (d)(e)(g)	852,863	851,089
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 11/6/2030 (d)(e)(g)	4,547,054	4,534,277
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 5/31/2032 (d)(e)(g)	1,135,000	1,138,711
Alera Group Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.6634% 5/31/2033 (d)(e)(g)	335,000	344,005
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2515% 1/30/2032 (d)(e)(g)	1,300,175	1,299,317
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 12/29/2031 (d)(e)(g)	532,438	530,249
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2634% 8/19/2028 (d)(e)(g)	2,910,033	2,915,097
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5134% 8/19/2028 (d)(e)(g)	1,231,304	1,234,813
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4134% 9/19/2030 (d)(e)(g)	3,081,128	3,068,126
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5279% 1/31/2028 (d)(e)(g)	2,050,000	1,993,625
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5279% 1/20/2029 (d)(e)(g)	1,970,000	1,881,626
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 5/6/2031 (d)(e)(g)	1,350,363	1,348,256
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5755% 6/20/2030 (d)(e)(g)	1,912,153	1,914,486
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 9/15/2031 (d)(e)(g)	434,797	434,662
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 9/29/2030 (d)(e)(g)	450,857	450,136
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 11/21/2029 (d)(e)(g)	781,823	780,783
		24,719,258
TOTAL FINANCIALS		48,800,306

Health Care - 7.3%
Health Care Equipment & Supplies - 1.9%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2634% 11/8/2027 (d)(e)(g)	25,950	26,048
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4134% 1/15/2031 (d)(e)(g)	987,525	986,705
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 3/30/2029 (d)(e)(g)	430,458	429,903
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 8/1/2031 (d)(e)(g)	1,574,446	1,582,806
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/23/2028 (d)(e)(g)	3,391,232	3,391,029
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (d)(e)(g)	1,230,000	1,222,829
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 5/30/2031 (d)(e)(g)	450,408	450,597
		8,089,917
Health Care Providers & Services - 2.7%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5634% 2/15/2029 (d)(e)(g)	476,660	351,932
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 9/17/2032 (d)(e)(g)(k)	245,000	244,694
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4254% 2/11/2028 (d)(e)(g)	825,200	823,443
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 5/9/2031 (d)(e)(g)	902,638	903,856
Examworks Bidco Inc Tranche B 1LN, term loan 6.9134% 11/1/2028 (d)(g)	456,249	457,029
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1015% 10/1/2027 (d)(e)(g)	386,627	379,958
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6336% 10/1/2032 (d)(e)(g)	460,000	460,023
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1634% 9/24/2031 (d)(e)(g)	2,049,513	1,840,073
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 10/23/2031 (d)(e)(g)	348,193	348,716
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.1219% 10/23/2031 (d)(e)(g)(j)	45,023	45,090
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 8/25/2032 (d)(e)(g)	239,400	238,864
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (d)(e)(g)	140,280	140,164
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (d)(e)(g)	34,951	34,921
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 4/15/2031 (d)(e)(g)	713,979	714,964
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 2/21/2031 (d)(e)(g)	467,899	467,941
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 11/15/2028 (d)(e)(g)	1,197,521	1,198,144
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8187% 12/4/2031 (d)(e)(g)	1,466,775	1,463,357
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6447% 10/1/2028 (d)(e)(g)	560,268	558,985
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.5015% 10/11/2031 (d)(e)(g)	318,032	318,032
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6% 10/11/2031 (d)(e)(g)	14,492	14,492
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 12/15/2027 (d)(e)(g)	559,444	560,944
		11,565,622
Health Care Technology - 1.3%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 2/15/2029 (d)(e)(g)	1,643,930	1,639,820
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	235,000	235,660
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0302% 3/26/2032 (d)(e)(g)	753,113	738,675
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0302% 5/1/2031 (d)(e)(g)	1,388,920	1,362,879
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 9/28/2029 (d)(e)(g)	1,062,407	1,059,305
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 11/26/2031 (d)(e)(g)	962,638	962,156
		5,998,495
Pharmaceuticals - 1.4%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.4134% 10/8/2030 (d)(e)(g)	2,673,300	2,630,688
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 8/2/2032 (d)(e)(g)	625,000	623,956
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1302% 8/1/2027 (d)(e)(g)	272,805	272,441
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1634% 4/23/2031 (d)(e)(g)	930,600	931,959
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 5/5/2028 (d)(e)(g)	1,005,027	1,005,509
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4079% 5/19/2031 (d)(e)(g)	796,129	775,231
		6,239,784
TOTAL HEALTH CARE		31,893,818

Industrials - 13.0%
Aerospace & Defense - 1.6%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 10/31/2030 (d)(e)(g)	365,929	365,830
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 1/27/2032 (d)(e)(g)	482,575	482,836
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6601% 2/26/2032 (d)(e)(g)	1,453,856	1,448,273
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1.5199% 2/26/2032 (d)(e)(g)(j)	137,123	136,597
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9138% 12/11/2031 (d)(e)(g)	725,663	725,663
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (d)(e)(g)(j)	45,705	45,705
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 8/19/2032 (d)(e)(g)	930,000	928,810
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 2/28/2031 (d)(e)(g)	413,713	413,444
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/22/2030 (d)(e)(g)	1,608,416	1,606,486
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 1/19/2032 (d)(e)(g)	812,845	812,284
		6,965,928
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/31/2031 (d)(e)(g)	611,159	611,129
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/31/2031 (d)(e)(g)	232,466	232,454
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 11/23/2028 (d)(e)(g)	414,811	402,159
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0134% 11/23/2028 (d)(e)(g)(i)	392,850	392,850
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5134% 11/23/2029 (d)(e)(g)(i)	175,000	175,000
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.5731% 10/3/2029 (d)(e)(g)(i)	108,552	104,319
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.8231% 10/3/2029 (d)(e)(g)(i)	231,281	61,983
		1,979,894
Building Products - 1.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 1/3/2029 (d)(e)(g)	305,112	304,816
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 5/14/2029 (d)(e)(g)	220,000	220,641
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 9/8/2032 (d)(e)(g)	626,001	626,264
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.7752% 8/1/2028 (d)(e)(g)	54,859	52,573
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5002% 4/12/2028 (d)(e)(g)	1,181,906	1,120,258
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.6502% 5/15/2031 (d)(e)(g)	264,332	239,882
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.4489% 5/31/2030 (d)(e)(g)	129,675	129,235
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (d)(e)(g)	565,657	562,937
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 1/24/2029 (d)(e)(g)	346,194	347,060
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.0015% 2/20/2032 (d)(e)(g)	962,588	958,978
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/29/2029 (d)(e)(g)	255,326	237,977
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 10/15/2028 (d)(e)(g)	22,506	21,644
		4,822,265
Commercial Services & Supplies - 5.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 12/21/2028 (d)(e)(g)	2,052,571	2,047,111
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5134% 8/20/2032 (d)(e)(g)	3,255,000	3,265,352
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 11/1/2031 (d)(e)(g)	597,820	601,431
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 4.25% 11/1/2031 (d)(e)(g)(j)	69,325	69,744
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (d)(e)(g)	1,041,219	927,497
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 5/31/2028 (d)(e)(g)	588,877	590,349
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (d)(e)(g)	1,878,781	1,698,418
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.7515% 5/2/2030 (d)(e)(g)	237,600	232,848
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9579% 5/3/2029 (d)(e)(g)	748,792	627,113
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.1655% 2/9/2031 (d)(e)(g)	211,787	211,126
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3079% 8/1/2029 (d)(e)(g)	1,422,191	1,425,206
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 10/21/2028 (d)(e)(g)	551,078	553,145
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6711% 3/3/2032 (d)(e)(g)	1,190,000	1,188,441
Madison IAQ LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4519% 5/6/2032 (d)(e)(g)	827,925	831,361
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (d)(e)(g)	1,164,459	1,164,657
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1794% 10/11/2028 (d)(e)(g)	69,644	66,162
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (d)(e)(g)	2,599,782	2,472,081
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8138% 7/25/2030 (d)(e)(g)	960,258	960,104
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 3/19/2032 (d)(e)(g)	158,851	158,652
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3854% 11/30/2028 (d)(e)(g)	422,430	422,562
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3858% 11/30/2028 (d)(e)(g)	237,806	237,806
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3854% 11/30/2028 (d)(e)(g)	23,316	23,323
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3858% 11/30/2028 (d)(e)(g)	18,408	18,408
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2779% 12/10/2026 (d)(e)(g)	292,422	293,518
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.6219% 6/15/2030 (d)(e)(g)	207,297	200,732
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4422% 9/10/2032 (d)(e)(g)	410,000	411,365
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5279% 10/19/2030 (d)(e)(g)	367,606	328,547
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.2779% 4/19/2030 (d)(e)(g)	382,301	379,675
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 11/2/2029 (d)(e)(g)	981,311	970,271
		22,377,005
Construction & Engineering - 0.4%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5424% 3/27/2031 (d)(e)(g)	414,973	415,753
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 11/3/2031 (d)(e)(g)	565,725	566,965
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2779% 1/21/2028 (d)(e)(g)	238,750	239,910
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8079% 2/16/2028 (d)(e)(g)	262,033	262,198
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4085% 1/24/2031 (d)(e)(g)	375,887	375,887
		1,860,713
Electrical Equipment - 0.2%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0302% 8/12/2032 (d)(e)(g)	1,143,402	1,144,464
Ground Transportation - 0.3%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 7/16/2032 (d)(e)(g)	408,975	405,225
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (d)(e)(g)	786,414	783,048
		1,188,273
Machinery - 0.9%
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (d)(e)(g)	370,000	371,158
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/12/2032 (d)(e)(g)	605,000	607,523
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7924% 3/15/2030 (d)(e)(g)	492,641	494,489
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7802% 9/28/2028 (d)(e)(g)	338,743	337,632
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5302% 10/10/2031 (d)(e)(g)	398,337	398,588
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 1/2/2032 (d)(e)(g)	238,800	238,442
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2634% 3/25/2031 (d)(e)(g)	1,299,029	1,289,832
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3022% 12/3/2026 (d)(e)(g)(i)	55,968	46,889
		3,784,553
Passenger Airlines - 0.7%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5755% 4/20/2028 (d)(e)(g)	635,408	634,086
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5755% 5/28/2032 (d)(e)(g)	384,038	385,478
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.258% 6/4/2029 (d)(e)(g)	376,200	375,376
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1958% 2/22/2031 (d)(e)(g)	980,357	981,994
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (d)(e)(g)	529,650	532,521
		2,909,455
Professional Services - 1.2%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 8/12/2032 (d)(e)(g)	640,000	635,379
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 9/29/2031 (d)(e)(g)	1,655,999	1,654,030
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 10/30/2031 (d)(e)(g)	397,000	397,000
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 12/29/2028 (d)(e)(g)	1,388,759	1,250,105
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0462% 9/29/2028 (d)(e)(g)	668,373	668,340
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3079% 3/1/2031 (d)(e)(g)	316,012	316,012
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 7/31/2031 (d)(e)(g)	366,990	366,417
		5,287,283
Trading Companies & Distributors - 0.4%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8195% 1/31/2028 (d)(e)(g)	476,269	476,498
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3079% 1/29/2031 (d)(e)(g)	1,257,685	1,259,258
		1,735,756
Transportation Infrastructure - 0.6%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2547% 4/8/2030 (d)(e)(g)	772,894	774,347
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2515% 8/6/2030 (d)(e)(g)	321,024	321,827
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 4.8134% 8/6/2030 (d)(e)(g)(j)	43,976	44,086
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2515% 1/2/2029 (d)(e)(g)	232,784	235,259
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.7631% 8/10/2029 (d)(e)(g)	552,184	394,353
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 12.2956% 1/2/2029 (d)(e)(g)	76,895	55,813
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 13.0572% 8/10/2029 (d)(e)(g)	149,973	43,241
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/26/2028 (d)(e)(g)	633,509	629,372
		2,498,298
TOTAL INDUSTRIALS		56,553,887

Information Technology - 15.3%
Communications Equipment - 0.6%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8854% 10/24/2030 (d)(e)(g)	131,985	132,067
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.9134% 12/17/2029 (d)(e)(g)	2,544,083	2,572,704
		2,704,771
Electronic Equipment, Instruments & Components - 1.1%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 7/12/2032 (d)(e)(g)	986,205	987,438
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.6634% 7/31/2033 (d)(e)(g)	175,000	173,687
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 5/30/2031 (d)(e)(g)	582,934	581,867
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 11/9/2029 (d)(e)(g)	609,185	608,289
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 8/18/2031 (d)(e)(g)	965,399	964,076
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 3/17/2032 (d)(e)(g)	448,875	448,875
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 9/10/2032 (d)(e)(g)(k)	528,387	529,048
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 9/10/2032 (d)(e)(g)(k)	101,613	101,740
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4479% 10/24/2031 (d)(e)(g)	526,025	526,683
		4,921,703
IT Services - 3.1%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 2/3/2031 (d)(e)(g)	350,366	350,541
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (d)(e)(g)	1,011,495	935,947
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (d)(g)	95,250	76,835
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 10/31/2030 (d)(e)(g)	457,703	455,986
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.1634% 3/20/2033 (d)(e)(g)	535,000	534,775
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 3/20/2032 (d)(e)(g)	2,164,387	2,166,357
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 6/17/2031 (d)(e)(g)	1,401,160	1,399,072
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 2/1/2028 (d)(e)(g)	2,837,687	2,388,282
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 6/20/2031 (d)(e)(g)	765,000	765,000
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	2,785,000	2,791,574
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (d)(e)(g)	1,623,198	1,590,961
		13,455,330
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1655% 8/17/2029 (d)(e)(g)	694,443	693,721
Software - 10.0%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 2/24/2031 (d)(e)(g)	1,274,577	1,274,934
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 12/11/2028 (d)(e)(g)	1,958,183	1,955,324
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 7/6/2029 (d)(e)(g)	573,552	494,843
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 8/13/2032 (d)(e)(g)	1,605,000	1,609,575
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 3/21/2031 (d)(e)(g)	1,473,298	1,478,366
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7631% 9/29/2028 (d)(e)(g)	428,728	429,187
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.1634% 2/19/2029 (d)(e)(g)	845,000	766,838
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4843% 8/6/2032 (d)(e)(g)	240,000	240,600
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 4/2/2029 (d)(e)(g)(i)	1,156,263	1,126,255
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 10/9/2029 (d)(e)(g)	1,003,857	1,003,234
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7779% 11/6/2028 (d)(e)(g)	94,343	88,525
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 5/30/2031 (d)(e)(g)	1,137,631	1,138,507
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 4/16/2032 (d)(e)(g)	139,650	138,986
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 9/12/2029 (d)(e)(g)	1,294,268	1,290,230
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 1/30/2032 (d)(e)(g)	1,020,500	1,013,061
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0685% 7/26/2032 (d)(e)(g)	500,000	500,000
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5696% 10/9/2031 (d)(e)(g)	1,243,750	1,242,792
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5696% 10/9/2032 (d)(e)(g)	305,000	304,619
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 5/3/2028 (d)(e)(g)	3,248,585	3,120,006
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4134% 12/31/2031 (d)(e)(g)	1,701,288	1,563,058
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.4134% 2/23/2029 (d)(e)(g)	225,000	194,168
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (d)(e)(g)	2,156,097	2,126,839
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5638% 7/31/2026 (d)(e)(g)	765,730	597,269
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.5695% 6/2/2028 (d)(e)(g)	4,418,734	4,253,650
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 9.0015% 5/9/2033 (d)(e)(g)	580,000	575,650
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 10/26/2030 (d)(e)(g)	1,421,896	1,425,124
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0685% 7/16/2031 (d)(e)(g)	553,037	551,311
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 8/31/2028 (d)(e)(g)	1,801,375	1,806,077
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0398% 5/15/2028 (d)(e)(g)	624,435	277,093
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5398% 5/15/2028 (d)(e)(g)	145,489	146,792
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 4/24/2028 (d)(e)(g)	308,450	309,221
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2631% 4/24/2028 (d)(e)(g)	1,079,379	1,076,400
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1634% 9/8/2032 (d)(e)(g)	1,250,000	1,214,688
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1634% 4/5/2030 (d)(e)(g)	1,677,648	1,448,716
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/22/2029 (d)(e)(g)	508,696	509,123
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 8/13/2029 (d)(e)(g)	621,202	621,767
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 5/9/2031 (d)(e)(g)	966,464	968,610
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 2/10/2031 (d)(e)(g)	3,664,214	3,659,487
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.56% 4/14/2031 (d)(e)(g)	740,140	738,061
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	80,000	82,757
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (d)(e)(g)	418,950	404,810
		43,766,553
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1354% 2/20/2032 (d)(e)(g)	1,128,750	1,129,461
TOTAL INFORMATION TECHNOLOGY		66,671,539

Materials - 6.6%
Chemicals - 3.5%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.2515% 12/14/2029 (d)(e)(g)	789,865	702,135
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0134% 11/24/2028 (d)(e)(g)	410,000	371,460
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2634% 11/24/2027 (d)(e)(g)	432,945	420,173
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7634% 9/30/2028 (d)(e)(g)	1,519,594	1,520,263
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0696% 8/29/2029 (d)(e)(g)	415,399	416,587
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/23/2031 (d)(e)(g)	800,970	798,567
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 8/18/2028 (d)(e)(g)	1,075,343	1,072,654
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1754% 11/1/2030 (d)(e)(g)	443,272	443,733
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.082% 10/4/2029 (d)(e)(g)	1,692,660	1,682,792
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (d)(e)(g)	939,152	845,359
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1358% 3/15/2029 (d)(e)(g)	1,487,694	1,484,778
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.7009% 3/15/2030 (d)(e)(g)	205,000	202,028
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 3/14/2030 (d)(e)(g)	166,175	145,507
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5134% 4/2/2029 (d)(e)(g)	1,065,267	959,625
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (d)(e)(g)	1,264,040	1,250,767
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 8/12/2032 (d)(e)(g)(k)	985,000	983,769
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (d)(e)(g)	688,255	688,744
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 9/17/2032 (d)(e)(g)(k)	435,000	435,274
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6634% 9/30/2031 (d)(e)(g)	359,922	359,023
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (d)(e)(g)(j)	37,363	37,269
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0015% 8/9/2032 (d)(e)(g)	530,000	530,885
		15,351,392
Construction Materials - 0.7%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6989% 8/3/2030 (d)(e)(g)	141,440	141,600
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 2/10/2032 (d)(e)(g)	2,114,357	2,112,919
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1655% 4/2/2029 (d)(e)(g)	209,843	209,843
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 3/24/2028 (d)(e)(g)	378,197	378,575
		2,842,937
Containers & Packaging - 2.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 3/3/2031 (d)(e)(g)	1,269,909	1,262,581
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5364% 6/9/2031 (d)(e)(g)	1,039,568	1,042,167
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9254% 11/29/2030 (d)(e)(g)	779,497	781,625
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.3384% 4/13/2029 (d)(e)(g)	3,125,129	3,119,848
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 4/1/2032 (d)(e)(g)	1,892,096	1,888,672
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 3.3746% 3/29/2032 (d)(e)(g)(j)	33,159	33,099
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 8/4/2027 (d)(e)(g)	367,658	367,503
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 5/1/2031 (d)(e)(g)	565,714	565,007
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 4/21/2031 (d)(e)(g)	338,837	339,948
		9,400,450
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6354% 8/23/2032 (d)(e)(g)	555,000	552,668
Paper & Forest Products - 0.2%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 5/23/2031 (d)(e)(g)	731,439	731,044
TOTAL MATERIALS		28,878,491

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 1/31/2030 (d)(e)(g)	165,813	166,123
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8143% 8/21/2030 (d)(e)(g)	337,470	337,470
		503,593
Utilities - 1.9%
Electric Utilities - 0.8%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0643% 4/16/2031 (d)(e)(g)	1,057,492	1,057,164
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 12/20/2030 (d)(e)(g)	978,455	979,228
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5302% 1/27/2031 (d)(e)(g)	1,556,936	1,557,356
		3,593,748
Independent Power and Renewable Electricity Producers - 1.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 9/30/2031 (d)(e)(g)	827,620	825,965
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 7/31/2030 (d)(e)(g)	423,375	423,324
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 2/26/2032 (d)(e)(g)	505,575	506,207
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 6/4/2032 (d)(e)(g)	337,097	331,093
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.017% 6/4/2032 (d)(e)(g)(j)	42,903	42,139
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (d)(e)(g)	617,188	622,847
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7329% 12/13/2031 (d)(e)(g)	282,863	282,922
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0279% 3/24/2028 (d)(e)(g)	665,586	664,342
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0279% 3/27/2028 (d)(e)(g)	538,650	541,343
		4,240,182
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5279% 6/23/2028 (d)(e)(g)	541,216	511,790
TOTAL UTILITIES		8,345,720

TOTAL UNITED STATES		359,077,284
TOTAL BANK LOAN OBLIGATIONS (Cost $400,226,834)		391,545,667

Common Stocks - 1.0%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (i)(m)	12,397	302,735
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (i)(m)	85	179,292
UNITED STATES - 0.9%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (i)	528	5,412
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (i)(m)	15,069	173,896
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
California Resources Corp	14,980	796,636
Expand Energy Corp	11,625	1,235,040
Expand Energy Corp (b)	103	10,943
Exxon Mobil Corp	4,943	557,323
New Fortress Energy Inc	7,598	16,792
		2,616,734
Financials - 0.1%
Financial Services - 0.1%
ACNR Holdings Inc (i)(m)	4,662	519,020
Carnelian Point Holdings LP warrants 6/30/2027 (i)(m)	329	961
Limetree Bay Cayman Ltd (i)(m)	38	0
		519,981
Industrials - 0.1%
Professional Services - 0.1%
Fusion Parent, LLC Class A (i)	7,460	370,911
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (i)(m)	2,417	91,387
TOTAL UNITED STATES		3,778,321
TOTAL COMMON STOCKS (Cost $1,940,994)		4,260,348

Non-Convertible Corporate Bonds - 3.4%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)	15,000	14,905
FRANCE - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA 5.125% 1/15/2029 (f)	170,000	146,200
Altice France SA 5.125% 7/15/2029 (f)	415,000	354,410
Altice France SA 5.5% 1/15/2028 (f)	95,000	83,600
Altice France SA 5.5% 10/15/2029 (f)	640,000	553,559

TOTAL FRANCE		1,137,769
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (f)	335,000	368,318
UNITED STATES - 3.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	100,000	99,775
Level 3 Financing Inc 4.5% 4/1/2030 (f)	435,000	397,481
Level 3 Financing Inc 4.875% 6/15/2029 (f)	5,000	4,701
		501,957
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (f)	170,000	168,363
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (f)	330,000	327,799
DISH Network Corp 11.75% 11/15/2027 (f)	655,000	693,158
Dotdash Meredith Inc 7.625% 6/15/2032 (f)	335,000	331,885
EchoStar Corp 10.75% 11/30/2029	827,687	911,490
Univision Communications Inc 7.375% 6/30/2030 (f)	575,000	577,752
Univision Communications Inc 8% 8/15/2028 (f)	150,000	155,433
Univision Communications Inc 8.5% 7/31/2031 (f)	240,000	247,834
		3,413,714
TOTAL COMMUNICATION SERVICES		3,915,671

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	175,000	178,865
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (f)	425,000	395,631
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (f)	275,000	281,624
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Inc 7% 2/15/2030 (f)	160,000	164,577
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	795,000	756,632
		921,209
Specialty Retail - 0.2%
Carvana Co 5.625% 10/1/2025 (f)	800,000	800,000
Staples Inc 10.75% 9/1/2029 (f)	225,000	222,473
		1,022,473
TOTAL CONSUMER DISCRETIONARY		2,799,802

Financials - 0.5%
Financial Services - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	520,000	448,869
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	435,000	419,435
NFE Financing LLC 12% 11/15/2029 (f)	975,432	286,860
		1,155,164
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	600,000	625,050
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	355,000	361,292
		986,342
TOTAL FINANCIALS		2,141,506

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)	125,000	128,175
Industrials - 0.4%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (f)	505,000	515,100
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (f)	80,000	77,400
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (f)	240,000	212,080
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	210,000	209,331
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	690,000	674,475
OT Midco Inc 10% 2/15/2030 (f)	170,000	114,853
		1,210,739
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (f)	35,000	36,426
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (f)	26,250	26,262
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (f)	5,826	5,818
		32,080
TOTAL INDUSTRIALS		1,871,745

Information Technology - 0.2%
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (f)	444,000	470,975
Cloud Software Group Inc 9% 9/30/2029 (f)	190,000	197,069
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	165,000	173,035
		841,079
Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	300,000	316,783
Real Estate - 0.3%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (f)	312,000	328,598
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (f)	45,000	44,828
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (f)	25,000	24,754
		398,180
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	780,000	755,608
TOTAL REAL ESTATE		1,153,788

TOTAL UNITED STATES		13,168,549
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $14,835,865)		14,689,541

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10% (Cost $234,000)	2,600	252,330

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (d)(e)(l)	815,000	825,354
Financials - 0.2%
Banks - 0.2%
Wells Fargo & Co 3.9% (d)(l)	680,000	674,562
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (d)(f)(l)	240,000	239,240
TOTAL UNITED STATES		1,739,156
TOTAL PREFERRED SECURITIES (Cost $1,725,615)		1,739,156

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $22,838,663)	4.21	22,834,096	22,838,663

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $446,671,992)	440,077,159
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(3,873,256)
NET ASSETS - 100.0%	436,203,903

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,680,425 or 0.6% of net assets.

(c)	Affiliated fund.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,302,316 or 3.3% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Non-income producing - Security is in default.
(i)	Level 3 security.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $431,549 and $429,904, respectively.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Non-income producing.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	975

Fidelity Private Credit Company LLC	4/28/2022 - 9/8/2025	2,795,021

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,902,128	122,581,421	140,645,109	883,716	223	-	22,838,663	22,834,096	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,272,415	4,272,415	8	-	-	-	-	0.0%
Total	40,902,128	126,853,836	144,917,524	883,724	223	-	22,838,663

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	2,459,376	266,166	-	221,166	-	(56,060)	2,669,482	281,781
	2,459,376	266,166	-	221,166	-	(56,060)	2,669,482

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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